ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule Of Finite Lived Intangible Assets Acquired As Part Of Business Combination [Table Text Block]
	June 30,
	2013			2014
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value

Customer relationships	$3,359,877	(355,274)	3,004,603	$3,403,455	(1,070,921)	2,332,534
Order backlog	12,632,770	(3,819,777)	8,812,993	12,796,622	(8,619,585)	4,177,037

	$15,992,647	(4,175,051)	11,817,596	$16,200,077	(9,690,506)	6,509,571

Schedule of Expected Amortization Expense [Table Text Block]
The annual amortization expense relating to the existing intangible assets for each of five succeeding years is as follows:

Year ending June 30,
2015	$4,880,305
2016	703,268
2017	599,198
2018	326,800

$6,509,571